SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 HKD	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 HKD	Dec. 31, 2012 USD ($)	Sep. 17, 2012 USD ($)	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Retained Earnings (Accumulated Deficit)	$ 0	$ 647,812			$ (3,669)		$ 0
Increase (Decrease) in Operating Capital					137,964
Foreign Currency Exchange Rate, Translation	7.7539	7.7502	7.7502		7.7507	7.7507	7.7539
Cash and Cash Equivalents, at Carrying Value	0	1,040,617		211,085	260,187		0	0
Restricted Cash and Cash Equivalents	0	4,290,350			3,660,885		0
Offering Fee Percent									22.50%	23.50%
Listing fee revenue	0	605,995		0	290,078
Commissions Fee Percentage on Total Transaction		0.30%	0.30%		0.40%	0.40%
Reduced Commission Fee Percentage on Total Transaction		0.20%	0.20%		0.20%	0.20%
Foreign Currency Exchange Rate Weighted Average Translation Rate		7.7558	7.7558	7.7588			7.7560
Minimum Charge on Total Transaction		0.13	1		0.13	1
Management Fee Income Description		$0.0013 (“HKD $0.01”) per 100 artwork ownership shares per day.	$0.0013 (“HKD $0.01”) per 100 artwork ownership shares per day.		$0.0013 (“HKD $0.01”) per 100 artwork ownership shares per day.	$0.0013 (“HKD $0.01”) per 100 artwork ownership shares per day.
Fees and Commissions, Other	0	873,011		0	66,477
Property Management Fee Revenue	$ 0	$ 34,642		$ 0	$ 2,293
Incentive Percentage to Related Referrer on Commission Earned		5.00%	5.00%		5.00%	5.00%